Commitments And Contingencies	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies [Abstract]
Commitments And Contingencies

15. COMMITMENTS AND CONTINGENCIES

Coal Sales Contracts and Contingencies—As of December 31, 2013, the Partnership had commitments under sales contracts to deliver annually scheduled base quantities of coal as follows:

Year	Tons (in thousands)	Number of customers
2014	3,045	19
2015	1,796	4
2016	1,100	2
2017	1,100	2

Some of the contracts have sales price adjustment provisions, subject to certain limitations and adjustments, based on a variety of factors and indices.

Purchase Commitments—As of December 31, 2013, the Partnership had a commitment to purchase 2,000 tons of ammonia nitrate at fixed prices from March 2014 through December 2014 for approximately $0.9 million.

Purchased Coal Expenses—The Partnership incurs purchased coal expense from time to time related to coal purchase contracts. In addition, the Partnership incurs expense from time to time related to coal purchased on the over-the-counter market (“OTC”). Purchase coal expense from coal purchase contracts and expense from OTC purchases for the years ended December 31, 2013, 2012 and 2011 was as follows:

	Year Ended December 31,
	2013	2012	2011
	(in thousands)
Purchased coal expense	$ 3,730	$ 25,637	$ 14,283
OTC expense	$ 1,271	$ -	$ 14

Leases—The Partnership leases various mining, transportation and other equipment under operating leases. The Partnership also leases coal reserves under agreements that call for royalties to be paid as the coal is mined. Lease and royalty expense for the years ended December 31, 2013, 2012 and 2011 was as follows:

	Year Ended December 31,
	2013	2012	2011
	(in thousands)
Lease expense	$ 3,161	$ 2,860	$ 2,630
Royalty expense	$ 11,442	$ 14,474	$ 16,175

Approximate future minimum lease and royalty payments (not including advance royalties already paid and recorded as assets in the accompanying statements of financial position) are as follows:

Years Ended December 31,	Royalties	Leases
	(in thousands)
2014	$ 1,642	$ 1,577
2015	1,865	1,538
2016	1,864	1,545
2017	1,922	1,141
2018	1,929	193
Thereafter	9,644	-
Total minimum royalty and lease payments	$ 18,866	$ 5,994

Environmental Matters—Based upon current knowledge, the Partnership believes that it is in compliance with environmental laws and regulations as currently promulgated. However, the exact nature of environmental control problems, if any, which the Partnership may encounter in the future cannot be predicted, primarily because of the increasing number, complexity and changing character of environmental requirements that may be enacted by federal and state authorities.

Legal Matters—The Partnership is involved in various legal proceedings arising in the ordinary course of business due to claims from various third parties, as well as potential citations and fines from the Mine Safety and Health Administration, potential claims from land or lease owners and potential property damage claims from third parties. The Partnership is not party to any other pending litigation that is probable to have a material adverse effect on the financial condition, results of operations or cash flows of the Partnership. Management of the Partnership is also not aware of any significant legal, regulatory or governmental proceedings against or contemplated to be brought against the Partnership.

Guarantees/Indemnifications and Financial Instruments with Off-Balance Sheet Risk—In the normal course of business, the Partnership is a party to certain guarantees and financial instruments with off-balance sheet risk, such as bank letters of credit and performance or surety bonds. No liabilities related to these arrangements are reflected in the consolidated statements of financial position. The amount of bank letters of credit outstanding with PNC Bank, N.A., as the letter of credit issuer under the Partnership’s credit facility, was $21.5 million as of December 31, 2013. The bank letters of credit outstanding reduce the borrowing capacity under the credit facility. In addition, the Partnership has outstanding surety bonds with third parties of $75.2 million as of December 31, 2013 to secure reclamation and other performance commitments.

The credit facility is fully and unconditionally, jointly and severally guaranteed by the Partnership and substantially all of its wholly owned subsidiaries. Borrowings under the credit facility are collateralized by the unsecured assets of the Partnership and substantially all of its wholly owned subsidiaries. See Note 10 for a more complete discussion of the Partnership’s debt obligations.

Joint Venture—Pursuant to the Rhino Eastern joint venture agreement with Patriot, the Partnership is required to contribute additional capital to assist in funding the development and operations of the Rhino Eastern joint venture. During the year ended December 31, 2013, the Partnership made capital contributions to the Rhino Eastern joint venture of approximately $2.3 million based upon its proportionate ownership percentage. The Partnership may be required to contribute additional capital or make loans to Rhino Eastern commensurate with its ownership percentage in subsequent periods.

The Partnership may contribute additional capital to the Timber Wolf joint venture that was formed in the first quarter of 2012.  The Partnership did not make any capital contributions to the Timber Wolf joint venture during the year ended December 31, 2013.

The Partnership is required to contribute additional capital to the Muskie Proppant joint venture that was formed in the fourth quarter of 2012.  During the year ended December 31, 2013, the Partnership made capital contributions to the Muskie Proppant joint venture of approximately $0.5 million based upon its proportionate ownership percentage. In addition, during the year ended December 31, 2013, the Partnership provided a loan based upon its ownership share to Muskie in the amount of $0.2 million that remained outstanding as of December 31, 2013.  The Partnership may be required to contribute additional capital or make loans to Muskie commensurate with its ownership percentage in subsequent periods.